Expense Example {- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-10 - Equity-Income Portfolio	Apr. 30, 2022 USD ($)
VIP Equity-Income Portfolio-Initial VIP
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	640
VIP Equity-Income Portfolio-Service VIP
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	762
VIP Equity-Income Portfolio-Service 2 VIP
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	$ 942